Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2013 $	December 31, 2012 $
Voyage and vessel expenses	250,557	144,250
Interest	73,817	66,125
Payroll and benefits and other	91,369	100,452
Deferred revenue	49,486	52,391
Loan from affiliates	1,595	4,064

	466,824	367,282